SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

Commission File Number 0-3338

NOTIFICATION OF LATE FILING

(Check One):   ☒ Form 10-K    ☐ Form 11-K    ☐ Form 20-F    ☐ Form 10-Q ☐ Form N-SAR

For Period Ended:  09-30-2011

☐  Transition Report on Form 10-K

☐  Transition Report on Form 20-F

☐  Transition Report on Form 11-K

☐  Transition Report on Form 10-Q

☐  Transition Report on Form N-SAR

For the Transition Period Ended:

Read attached  instruction  sheet before  preparing  form.  Please print or type.

Nothing in this form shall be  construed to imply that the  Commission  has verified any information contained herein.

If the  notification  relates  to a portion of the  filing  checked  above, identify the item(s) to which the notification relates:

PART I
REGISTRANT INFORMATION

Organic Sales and Marketing, Inc.

Full Name of Registrant

Former Name if Applicable

114 Broadway

Address of Principal Executive Office (Street and Number)

Raynham, MA 02038

City, State and Zip Code

PART II
RULE 12b-25(b) AND (c)

If the subject  report could not be filed  without  unreasonable  effort or expense  and  the  registrant  seeks  relief  pursuant  to Rule  12b-25(b),  the following should be completed. (Check box if appropriate.)

(a)	The reasons described in reasonable detail in Part III of thisform could not be eliminated without unreasonable effort or expense;

☒	(b)
The subject annual report,  semi-annual report, transition reporton Form 10-K,  Form  20-F,  Form 11-K or Form  N-SAR,  or portion thereof  will  be  filed  on or  before  the  15th  calendar  day following  the  prescribed  due date;  or the  subject  quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or  before  the  fifth  calendar  day  following  the prescribed due date; and

(c)	The accountant's statement or other exhibit required by Rule12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable  detail why the Form 10-K, 11-K, 20-F 10-Q, N-SAR or the  transition  report  portion  thereof  could  not  be  filed  within  the prescribed time period. (Attach extra sheets if needed.)

To Whom It May Concern:

This notification is to inform you of our request for extension pursuant to Rule 12b-25(b).  Organic Sales and Marketing, Inc. requests an extension because the necessary information required for a timely and thorough filing of Form 10-K for Period Ended 09-30-2011 could not be completed due to the Company’s limited staffing, the additional time and expense and continued transition to its new auditors.

We thank you in advance for your consideration.

Regards,

Sam Jeffries, President & CEO

PART IV
OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to thisnotification

Samuel Jeffries	508-823-1117
(Name)	(Area Code) (Telephone Number)

(2)
Have all other periodic  reports  required under Section 13 or 15(d) of theSecurities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter  period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☒ Yes  ☐ No

(3)
Is it anticipated that any significant change in results of operations fromthe corresponding  period for the last fiscal year will be reflected by the earnings  statements  to be  included  in the  subject  report  or  portion thereof?

☐ Yes  ☒ No

If so: attach an explanation of the anticipated  change,  both  narratively and  quantitatively,  and, if  appropriate,  state the reasons why a  reasonable estimate of the results cannot be made.

(Name of Registrant as Specified in Charter)

Has  caused  this  notification  to be signed on its  behalf by the  undersigned thereunto duly authorized.

Date 01-03-2012	By:	Samuel Jeffries
President

INSTRUCTION:  The form may be signed by an  executive  officer  of the registrant  or by any other duly  authorized  representative.  The name and title of the person signing the form shall be typed or printed  beneath the signature.  If the  statement is signed on behalf of the  registrant  by an authorized  representative  (other than an executive officer),  evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.